Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Preferred Stock, Shares Issued		20,000,000		20,000,000
Common Stock, Shares Authorized		6,000,000,000		6,000,000,000	6,000,000,000
Common Stock Per Share		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Voting Rights		Voting at 1 vote per share		Voting at 1 vote per share
Common Stock, Shares, Issued		31,405,008		27,305,008	24,930,008
Proceeds from Issuance of Warrants		$ 8,000,000	$ 1,000,000	$ 1,400,000	$ 1,375,000
Stock Repurchased During Period, Shares		4,000,000
Payments for Repurchase of Equity		$ 2,500,000
Stock Issued During Period, Shares, Issued for Services		100,000		500,000
Stock Issued During Period, Value, Issued for Services	$ 177,000	$ 177,000		$ 525,000
Share Price		$ 1.77		$ 1.05
Related Party [Member]
Class of Stock [Line Items]
Warrants issued					100,000
Notes Payable					$ 500,000
Fair Value of Warrants					$ 126,699
Common Stocks [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued				375,000
Notes Payable				$ 300,000
Minimum [Member]
Class of Stock [Line Items]
Share Price				$ 0.60
Maximum [Member]
Class of Stock [Line Items]
Share Price				$ 0.75
Cash Payments [Member]
Class of Stock [Line Items]
Common Stock Per Share		$ 1
Common Stock, Shares, Issued		8,000,000		1,500,000	1,500,000
Warrants issued				250,000
Proceeds from Issuance of Warrants		$ 8,000,000		$ 1,400,000	$ 1,375,000
Proceeds from Issuance of Warrants				$ 1,400,000
Cash Payments [Member] | Minimum [Member]
Class of Stock [Line Items]
Common Stock Per Share		$ 0.60		$ 0.80	$ 0.75
Warrants Per Share				0.80
Cash Payments [Member] | Maximum [Member]
Class of Stock [Line Items]
Common Stock Per Share		$ 0.75		1	$ 1.00
Warrants Per Share				1
Services [Member]
Class of Stock [Line Items]
Common Stock Per Share				$ 1.05
Common Stock, Shares, Issued				500,000
Proceeds from Issuance of Warrants				$ 525,000